Note 14 - Fair Value Measurements 1 (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Notes Tables
Fair Value, Assets Measured on Recurring Basis [Table Text Block]
September 30, 2024	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Debt securities available-for-sale:
U.S. Treasury	$2,239	$2,239	$-	$-
U.S. government agencies	24,412	-	24,412	-
Taxable state and municipal	6,229	-	6,229	-
Tax-exempt state and municipal	52,728	-	52,728	-
U.S. government sponsored enterprise mortgage-backed	27,693	-	27,693	-
Corporate	4,840	-	4,840	-

Total Debt Securities Available-for-Sale	$118,141	$2,239	$115,902	$-

Marketable equity securities	$210	$210	$-	$-
December 31, 2023	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Debt securities available-for-sale:
U.S. Treasury	$3,441	$3,441	$-	$-
U.S. government agencies	22,112	-	22,112	-
Taxable state and municipal	7,188	-	7,188	-
Tax-exempt state and municipal	56,168	-	56,168	-
U.S. government sponsored enterprise mortgage-backed	24,819	-	24,819	-
Corporate	4,711	-	4,711	-

Total Debt Securities Available-for-Sale	$118,439	$3,441	$114,998	$-

Marketable equity	$322	$322	$-	$-

December 31, 2023	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Debt securities available-for-sale:
U.S. Treasury	$3,441	$3,441	$-	$-
U.S. government agencies	22,112	-	22,112	-
Taxable state and municipal	7,188	-	7,188	-
Tax-exempt state and municipal	56,168	-	56,168	-
U.S. government sponsored enterprise mortgage-backed	24,819	-	24,819	-
Corporate	4,711	-	4,711	-

Total Debt Securities Available-for-Sale	$118,439	$3,441	$114,998	$-

Marketable equity securities	$322	$322	$-	$-
December 31, 2022	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Debt securities available-for-sale:
U.S. Treasury	$9,987	$9,987	$-	$-
U.S. government agencies	34,007	-	34,007	-
Taxable state and municipal	8,717	-	8,717	-
Tax-exempt state and municipal	57,115	-	57,115	-
U.S. government sponsored enterprise mortgage-backed	11,284	-	11,284	-
Corporate	5,627	-	5,627	-

Total Debt Securities Available-for-Sale	$126,737	$9,987	$116,750	$-

Marketable equity	$400	$400	$-	$-

Fair Value Measurements, Nonrecurring [Table Text Block]
December 31, 2023	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Collateral Dependent, net	$208	$-	$208	$-

OREO	$56	$-	$-	$56

December 31, 2023	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Collateral Dependent, net	$208	$-	$208	$-

OREO	$56	$-	$-	$56
December 31, 2022	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Impaired loans, net	$754	$-	$-	$754

Fair Value, Assets and Liabilities Measured on Nonrecurring Basis, Valuation Techniques [Table Text Block]
December 31, 2023	Fair Value	Valuation Technique	Unobservable Input	Range (Weighted Average)

Collateral Dependent, net	$208	Appraisal of collateral	Appraisal adjustments	20%	(20)%
			Liquidation expenses	10%	(10)%
OREO	$56	Appraisal of collateral	Appraisal adjustments	49%	(49)%

December 31, 2023	Fair Value	Valuation Technique	Unobservable Input	Range (Weighted Average)

Collateral Dependent, net	$208	Appraisal of collateral	Appraisal adjustments	20%	(20)%
			Liquidation expenses	10%	(10)%
OREO	$56	Appraisal of collateral	Appraisal adjustments	49%	(49)%
December 31, 2022	Fair Value	Valuation Technique	Unobservable Input	Range (Weighted Average)

Impaired loans, net	$754	Appraisal of collateral	Appraisal adjustments	30 - 80%	(68)%
			Liquidation expenses	0 - 10%	(6)%

Fair Value, by Balance Sheet Grouping [Table Text Block]
September 30, 2024	Carrying Value	Fair Value	Level 1	Level 2	Level 3

Financial assets:
Cash and cash equivalents	$22,849	$22,849	$22,849	$-	$-
Interest-bearing time deposits	12,846	12,905	-	12,905	-
Debt securities available-for-sale	118,141	118,141	2,239	115,902	-
Marketable equity securities	210	210	210	-	-
Restricted investments in bank stock	1,255	1,255	-	1,255	-
Net loans	406,737	394,874	-	-	394,874
Loans held-for-sale	113	113	-	113	-
Accrued interest receivable	1,813	1,813	-	1,813	-
Bank owned life insurance	12,900	12,900	-	12,900	-

Financial liabilities:
Deposits	496,540	495,670	-	495,670	-
Repurchase agreements	1,080	1,080	-	1,080	-
FHLB advances	16,500	16,428	-	16,428	-
Federal Reserve Bank borrowings	9,500	9,500	-	9,500	-
Accrued interest payable	1,965	1,965	-	1,965	-
December 31, 2023	Carrying Value	Fair Value	Level 1	Level 2	Level 3

Financial assets:
Cash and cash equivalents	$12,206	$12,206	$12,206	$-	$-
Interest-bearing time deposits	18,285	18,043	-	18,043	-
Debt securities available-for-sale	118,439	118,439	3,441	114,998	-
Marketable equity securities	322	322	322	-	-
Restricted investments in bank stock	1,085	1,085	-	1,085	-
Net loans	384,063	362,724	-	-	362,724
Accrued interest receivable	1,603	1,603	-	1,603	-
Bank owned life insurance	12,708	12,708	-	12,708	-

Financial liabilities:
Deposits	472,737	471,334	-	471,334	-
Repurchase agreements	1,231	1,231	-	1,231	-
Federal Funds purchased	435	435	-	435	-
FHLB advances	15,700	15,383	-	15,383	-
Federal Reserve Bank borrowings	9,500	9,500	-	9,500	-
Accrued interest payable	1,374	1,374	-	1,374	-

December 31, 2023	Carrying Value	Fair Value	Level 1	Level 2	Level 3

Financial assets:
Cash and cash equivalents	$12,206	$12,206	$12,206	$-	$-
Interest-bearing time deposits	18,285	18,043	-	18,043	-
Debt securities available-for-sale	118,439	118,439	3,441	114,998	-
Marketable equity securities	322	322	322	-	-
Restricted investments in bank stock	1,085	1,085	-	1,085	-
Net loans	384,063	362,724	-	-	362,724
Accrued interest receivable	1,603	1,603	-	1,603	-
Bank owned life insurance	12,708	12,708	-	12,708	-

Financial liabilities:
Deposits	472,737	471,334	-	471,334	-
Repurchase agreements	1,231	1,231	-	1,231	-
Federal funds purchased	435	435	-	435	-
FHLB advances	15,700	15,383	-	15,383	-
Federal Reserve Bank borrowings	9,500	9,500	-	9,500	-
Accrued interest payable	1,374	1,374	-	1,374	-

Off-balance sheet financial instruments:
Commitments to extend credit and letters of credit	-	-	-	-	-
December 31, 2022	Carrying Value	Fair Value	Level 1	Level 2	Level 3

Financial assets:
Cash and cash equivalents	$10,540	$10,540	$10,540	$-	$-
Interest-bearing time deposits	18,525	17,942	-	17,942	-
Debt securities available-for-sale	126,737	126,737	9,987	116,750	-
Marketable equity securities	400	400	400	-	-
Restricted investments in bank stock	1,803	1,803	-	1,803	-
Net loans	364,808	348,496	-	-	348,496
Accrued interest receivable	1,369	1,369	-	1,369	-
Bank owned life insurance	11,363	11,363	-	11,363	-

Financial liabilities:
Deposits	460,801	460,286	-	460,286	-
Repurchase agreements	1,694	1,694	-	1,694	-
FHLB advances	31,646	31,099	-	31,099	-
Accrued interest payable	294	294	-	294	-

Off-balance sheet financial instruments:
Commitments to extend credit and letters of credit	-	-	-	-	-